Segment information	6 Months Ended
Jun. 30, 2023
Segment information
Segment information

5. Segment reporting

Management has identified one single operating segment, related to the discovery, development and commercialization of small-molecule pharmaceutical products.

Information about products, services and major customers

External income of the Group for the three-month and six-month periods ended June 30, 2023 and 2022 is derived from the business of discovery, development and commercialization of pharmaceutical products. Income was earned from rendering of research services to a pharmaceutical company.

Information about geographical areas

External income is exclusively recorded in the Swiss operating company.

Analysis of revenue from contract with customer and other income by nature is detailed as follows:

	For the three months		For the six months
	ended June 30,		ended June 30,
	2023	2022	2023	2022
Collaborative research funding	630,877	183,354	1,131,769	420,591
Other service income	1,100	3,089	2,255	9,800
Total	631,977	186,443	1,134,024	430,391

Analysis of revenue from contract with customer and other income by major counterparties is detailed as follows:

	For the three months		For the six months
	ended June 30,		ended June 30,
	2023	2022	2023	2022
Indivior PLC	630,877	183,354	1,131,769	420,591
Other counterparties	1,100	3,089	2,255	9,800
Total	631,977	186,443	1,134,024	430,391

For more detail, refer to note 15, “Revenue from contract with customer” and note 16 “Other income”.

The geographical allocation of long-lived assets is detailed as follows:

	June 30,	December 31,
	2023	2022
Switzerland	306,505	452,732
France	352	357
Total	306,857	453,089

The geographical analysis of operating costs is as follows:

	For the three months		For the six months
	ended June 30,		ended June 30,
	2023	2022	2023	2022
Switzerland	3,189,652	7,267,558	6,072,960	13,264,551
United States of America	(11,863)	10,740	5,274	18,448
France	964	360	2,071	2,192
Total operating costs (note 17)	3,178,753	7,278,658	6,080,305	13,285,191

The capital expenditure during the six-month period ended June 30, 2023 is CHF 4,959 (nil for the six-month period ended June 30, 2022).